Employee benefits (Details 14)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.53%	11.95%
Real discount rate	5.42%	6.16%
Nominal expected salary growth	4.89%	6.27%
Mortality table	Petros Experience 2016	Petros Experience 2013
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.52%	11.95%
Real discount rate	5.41%	6.16%
Nominal expected salary growth	4.63%	6.16%
Mortality table	Petros Experiences 2025	Petros Experiences 2020
Disability table	American group	American group
Mortality table for disabled participants	AT-83 Basic by gender	AT-83 Basic by gender
Age of retirement	Male, 58 years / Female, 56 years	Male, 58 years / Female, 56 years
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.46%	11.93%
Real discount rate	5.35%	6.15%
Nominal expected salary growth	4.89%	6.27%
Mortality table	Petros Experiences 2020	Petros Experiences 2016
Mortality table for disabled participants	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed
Age of retirement	Male, 56 years / Female, 55 years
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.46%	11.93%
Real discount rate	5.35%	6.15%
Nominal expected salary growth	4.63%	6.16%
Mortality table	Petros Experiences 2023	Petros Experiences 2020
Mortality table for disabled participants	Petros Experience 2014	Petros Experience 2014
Age of retirement	Male, 58 years / Female, 56 years
Pension Plans P P 2 [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.56%	11.97%
Real discount rate	5.45%	6.18%
Nominal expected salary growth	7.07%	7.74%
Mortality table	AT-2012 IAM basic fem 10% smoothed	AT-2012 IAM basic fem 10% smoothed
Disability table	Disability Experience PP-2 2022	Disability Experience PP-2 2022
Mortality table for disabled participants	IAPB-57 strong, 30% smoothed	APB-57 strong, 30% smoothed
Age of retirement	1st eligibility according to RGPS Male, 65 years / Female, 60 years	1st eligibility
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	9.56%	11.97%
Real discount rate	5.45%	6.18%
Mortality table	Employees: according to pension plan Assisted: PPSP-R: Ex Petros 2016	Employees: according to pension plan Assisted: Ex Petros 2013
Disability table	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	PPSP-R: AT-49 male	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
Health Care Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	13.11%	9.87%
Health Care Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	3.75%	3.25%